CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues	$ 169,355	$ 129,844
Cost of revenues	117,848	84,263
Gross profit	51,507	45,581
Operating expenses:
Research and development	12,235	10,638
Selling and marketing	19,776	19,573
General and administrative	9,570	10,110
Total operating expenses	41,581	40,321
Operating income	9,926	5,260
Financial expenses, net	3,079	3,290
Income before taxes	6,847	1,970
Taxes on income	1,993	2,357
Net income (loss)	$ 4,854	$ (387)
Basic net income (loss) per share	$ 0.06	$ (0.00)
Diluted net income (loss) per share	$ 0.06	$ (0.00)
Weighted average number of ordinary shares used in computing basic net income (loss) per share	77,845,690	77,664,815
Weighted average number of ordinary shares used in computing diluted net income (loss) per share	80,359,375	77,664,815